CAPITAL MANAGEMENT INVESTMENT TRUST
140 Broadway
New York, New York 10005
(888) 626-3863

April 4, 2016

VIA EDGAR
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:
Capital Management Investment Trust (“Trust”) (File Nos. 33-85242 and 811-08822); on behalf of Capital Management Mid-Cap Fund, Capital Management Small-Cap Fund and Wellington Shields All-Cap Fund (“Funds”), each a series of the Trust

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on March 29, 2016.

If you have any questions concerning the foregoing, please call the undersigned at (212) 320-2012.

Sincerely,
Capital Management Investment Trust

/s/ W. Jameson McFadden
W. Jameson McFadden
President and Secretary

cc:	Matthew A. Swendiman, Esq.
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 43202